INCOME TAXES	12 Months Ended
Dec. 31, 2013
INCOME TAXES
NOTE 17:-	INCOME TAXES

a.
Israeli Corporate Income Tax Rates

Corporate tax rates in Israel were 24% in 2011, 25% in 2012and 25% in 2013.

In December 2011 the Knesset passed the Law for the Tax Burden Reform (Amended Legislation) - 2011 ("the Tax Burden Reform"), which came into effect on January 1, 2012. Pursuant to the Tax Burden Reform, the corporate tax rate is scheduled to remain at a rate of 25% for future tax years. In view of this increase in the corporate tax rate to 25% in 2012, the real capital gains tax rate and the real betterment tax rate were also increased accordingly.

Corporate tax rates in Mexico were 30% in 2011, 2012 and 2013.

Corporate tax rates in Brazil were 34% in 2011, 2012 and 2013.

Corporate tax rates in Argentina were 35% in 2011, 2012 and 2013.

On August 5, 2013, the "Knesset" issued the Law for Changing National Priorities (Legislative Amendments for Achieving Budget Targets for 2013 and 2014), 2013 ("the Budget Law"), which consists, among others, of fiscal changes whose main aim is to enhance the collection of taxes in those years.

These changes include, among others, increasing the corporate tax rate from 25% to 26.5%, cancelling the reduction in the tax rates applicable to privileged enterprises (9% in development area A and 16% elsewhere) and, in certain cases, increasing the rate of dividend withholding tax within the scope of the Law for the Encouragement of Capital Investments to 20% effective from January 1, 2014. There are also other changes such as taxation of revaluation gains effective from August 1, 2013. The provisions regarding revaluation gains will become effective only after the publication of regulations defining what should be considered as "retained earnings not subject to corporate tax" and regulations that set forth provisions for avoiding double taxation of overseas assets. As of the date of approval of these financial statements, these regulations have not been issued.

The deferred tax balances included in the financial statements as of December 31, 2013 are calculated according to the new tax rates that were substantially enacted as of the reporting date and, therefore, comply with the above changes, as applicable to the Company.

The net effect of the Tax Burden Reform on the deferred tax balances of the Company was recognized in the period of enactment (fourth quarter of 2011). The implementation of the Tax Burden Reform by the Company increased deferred tax liabilities by approximately $ 1,174. The adjustment of the deferred tax balances resulted in a decrease in net income in 2011 of approximately $ 1,174, which was recorded in taxes on income and a decrease in the net profit approximately $ 1,174.

b.
Tax benefits under the Law for the Encouragement of Industry (Taxation), 1969:

The Company has the status of an "industrial company", as defined by this law. According to this status and by virtue of regulations published thereunder, the Company is entitled to claim a deduction of accelerated depreciation on equipment used in industrial activities, as determined in the regulations issued under the Inflationary Law. The Company is also entitled to amortize a patent or rights to use a patent or intellectual property that are used in the enterprise's development or advancement, to deduct issuance expenses for shares listed for trading, and to file consolidated financial statements under certain conditions.

c.
The Law for the Encouragement of Capital Investments, 1959 ("the Law"):

On August 5, 2013, the "Knesset" issued the Law for Changing National Priorities (Legislative Amendments for Achieving Budget Targets for 2013 and 2014), 2013 which consists of Amendment 71 to the Law for the Encouragement of Capital Investments ("the Amendment"). According to the Amendment, the tax rate on preferred income form a preferred enterprise in 2014 and thereafter will be 16% (in development area A - 9%).

The Amendment also prescribes that any dividends distributed to individuals or foreign residents from the preferred enterprise's earnings as above will be subject to tax at a rate of 20%.

The Company has evaluated the effect of the adoption of the Amendment on its financial statements, and as of the date of the approval of the financial statements, the Company believes that it will not apply the Amendment. Accordingly, the Company has not adjusted its deferred tax balances as of December 31, 2013. The Company's may change its position in the future.

d.	Income (loss) before taxes on income:

	Year ended December 31,
	2013	2012	2011

Domestic	$10,116	$4,145	$(2,556)
Foreign	(1,848)	(690)	(1,913)

	$8,268	$3,455	$(4,469)

e.
Deferred taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes, and amounts used for income tax purposes. Significant components of the deferred tax liabilities and assets of the Company and its subsidiaries are as follows:

1.	Provided in respect of the following:

	December 31,
	2013	2012

Reserves and accruals	$771	$615
Carryforward tax losses	32,007	26,928
Other temporary differences	1,727	1,620

Total deferred tax assets before valuation allowance	$34,505	$29,163

Valuation allowance (3)	(30,410)	(26,095)

Net deferred tax assets	$4,096	$3,068

Goodwill and other intangible assets	(9,290)	(6,244)
Other temporary differences	(214)	(227)

Total deferred tax liabilities	$(9,504)	$(6,471)

Total deferred tax Liabilities	$(5,408)	$(3,405)

2.	Deferred taxes are included in the consolidated balance sheets, as follows:

	December 31,
	2013	2012

Long-term Liabilities	$(5,408)	$(3,405)

	$(5,408)	$(3,405)

3.
The Company and its subsidiaries (except Shagrir) have provided valuation allowances in respect of deferred tax assets resulting from tax losses carryforward and other temporary differences. Since the Company and its subsidiaries (except for Shagrir) have a history of losses, it is more likely than not that the deferred taxes regarding the losses carryforward and other temporary differences will not be realized in the foreseeable future.

4.	Reconciling items between the statutory tax rate of the Company and the effective tax rate:

	Year ended December 31,
	2013	2012	2011

Income (loss) before taxes, as reported in the consolidated statements of operations	$8,268	$3,455	$(4,469)

Statutory tax rate	25%	25%	24%

Theoretical tax expenses on the above amount at the Israeli statutory tax rate	$2,067	$864	$(1,072)
Tax adjustment in respect of different tax rates in subsidiaries and changes in tax rates	307	34	1,064
Operating carryforward losses for which a valuation allowance was provided	454	302	2,219
Realization of carryforward tax losses for which a valuation allowance was provided and change in valuation allowance in respect of deferred taxes	(799)	(501)	-
Profit raise from gaining control in subsidiary previously treated by the equity method	(825)	-	-
Nondeductible expenses and other permanent differences	133	160	172

	$1,337	$861	$2,383

f.
Carryforward tax losses and deductions:

Carryforward tax losses of the Company totaled approximately $ 88,530 (including a capital loss in the amount of approximately $ 34,667) as of December 31, 2013. The carryforward tax losses have no expiration date.

Carryforward tax losses of Pointer Argentina are approximately $ 278 as of December 31, 2013. The carryforward tax losses will expire from 2014 to 2016.

Carryforward tax losses of Shagrir totaled approximately $ 16,134 as of December 31, 2013. The carryforward tax losses have no expiration date.

Carryforward tax losses of Pointer Mexico totaled approximately $ 8,853 as of December 31, 2013. The carryforward tax losses will expire from 2014 to 2022.

Carryforward tax losses of Pointer Brazil totaled approximately $ 3,525 as of December 31, 2013. The carryforward tax losses have no expiration date.

g.
Final tax assessments:

Tax assessments for the Company and Shagrir are considered final as of the 2009 tax year.

Tax assessments for Pointer Mexico are considered final as of the 2007 tax year.

Tax assessments for Pointer Argentina are considered final as of the 2009 tax year.

h.	Taxes on income (tax benefit) included in the consolidated statements of operations:

	Year ended December 31,
	2013	2012	2011

Current	$65	$14	$5
Deferred	1,272	847	2,378

	$1,337	$861	$2,383

Domestic	$1,320	$847	$2,378
Foreign	17	14	5

	$1,337	$861	$2,383